Schedule of Sensitivity Analysis in Profit or Loss in Foreign Currency (Details) - ILS (₪) ₪ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Profit (loss) for the year	₪ 62	₪ 1,264	₪ (72,793)	₪ (63,533)	₪ 43,749
Impact of USD [member]
IfrsStatementLineItems [Line Items]
Profit (loss) for the year			₪ (167)